5. Derivative Liabilities (Details) - Fair Value Assumptions	1 Months Ended	6 Months Ended
	Dec. 31, 2012	Jun. 30, 2013
Fair Value Assumptions [Abstract]
	318.00%	356.00%
	0.25%	0.26%
	0.00%	0.00%
	2 years	1 year 156 days